Other items from operating activities - Other income and other expense (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other items from operating activities
Gains on disposal of assets		$ 2,784	$ 479	$ 2,658
Foreign exchange gains		785	548	663
Other		242	272	285
Other income		3,811	1,299	3,606
Losses on disposals of assets		(186)	(216)	(199)
Foreign exchange losses				(102)
Amortisation of other intangible assets (excl. mineral interests)		(192)	(344)	(332)
Other		(656)	(467)	(944)
Other expense		(1,034)	(1,027)	(1,577)
Impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates		172	142	409
Restructuring charges		$ 64	$ 37	180
Litigation expenses				$ 162
Gina Krog field in Norway
Other items from operating activities
Remaining interest sold (as a percent)	15.00%	15.00%
Joint operation in Kharyaga, Russia
Other items from operating activities
Remaining interest sold (as a percent)			20.00%
Fields in the United Kingdom
Other items from operating activities
Remaining interest sold (as a percent)				20.00%
Totalgaz
Other items from operating activities
Subsidiary interest sold (as a percent)				100.00%